					Remittance Dates:
				September 24, 2019 through October 22, 2019

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY GULF STATES RECONSTRUCTION FUNDING I, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated June 29, 2007 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Gulf States Reconstruction Funding I, LLC. as Issuer, the Servicer does hereby certify as follows:

		Reconciliation Period:	June 29, 2019 through June 28, 2020
		Remittance Dates:	September 24, 2019 through October 22, 2019

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00327	per kWh	$2,304,508.07	$2,293,248.26
2	Small General Service	$0.00396	per kWh	$119,981.21	$119,808.94
3	General Service	$0.00255	per kWh	$854,219.1	$853,696.31
4	Large General Service	$0.00150	per kWh	$204,418.07	$204,388.85
5	Large Industrial Power Service	$0.09011	per kW	$104,715.09	$104,709.44
6	Interruptible Service	$0.02316	per kW	$3,323.13	$3,323.13
7	Economic As-Available Service	$0.00000	per kWh	$—	$—
8	Standby and Maintenance Service	$0.01763	per kW	$9,220.16	$9,220.16
9	Street and Outdoor Lighting	$0.01276	per kWh	$103,264.17	$102,181.13
10	Total			$3,703,649	$3,690,576.22

11	Results of Annual Reconciliation (if applicable):

12	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

13	Residential Service	$—	$—	$—	$—
14	Small General Service	$—	$—	$—	$—
15	General Service	$—	$—	$—	$—
16	Large General Service	$—	$—	$—	$—
17	Large Industrial Power Service	$—	$—	$—	$—
18	Interruptible Service	$—	$—	$—	$—
19	Economic As-Available Service	$—	$—	$—	$—
20	Standby and Maintenance Service	$—	$—	$—	$—
21	Street and Outdoor Lighting	$—	$—	$—	$—
22	Total	$—	$—	$—	$—

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$3,690,576.22
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$3,690,576.22

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:

	Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

	In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 25th day of October, 2019.

				ENTERGY TEXAS, INC., as Servicer
				By /s/Steven C. McNeal
				Steven C. McNeal Title: Vice President and Treasurer

					Remittance Dates:
				October 23, 2019 through November 22, 2019

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY GULF STATES RECONSTRUCTION FUNDING I, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated June 29, 2007 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Gulf States Reconstruction Funding I, LLC. as Issuer, the Servicer does hereby certify as follows:

		Reconciliation Period:	June 29, 2019 through June 28, 2020
		Remittance Dates:	October 23, 2019 through November 22, 2019

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00327	per kWh	$1,921,426.15	$1,912,038.08
2	Small General Service	$0.00396	per kWh	$108,838.08	$108,681.75
3	General Service	$0.00255	per kWh	$805,805.01	$805,311.86
4	Large General Service	$0.00150	per kWh	$197,192.02	$197,163.83
5	Large Industrial Power Service	$0.09011	per kW	$108,760.09	$108,754.22
6	Interruptible Service	$0.02316	per kW	$3,584.72	$3,584.72
7	Economic As-Available Service	$0.00000	per kWh	$—	$—
8	Standby and Maintenance Service	$0.01763	per kW	$10,212.22	$10,212.22
9	Street and Outdoor Lighting	$0.01276	per kWh	$105,141.67	$104,038.93
10	Total			$3,260,959.96	$3,249,785.61

11	Results of Annual Reconciliation (if applicable):

12	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

13	Residential Service	$—	$—	$—	$—
14	Small General Service	$—	$—	$—	$—
15	General Service	$—	$—	$—	$—
16	Large General Service	$—	$—	$—	$—
17	Large Industrial Power Service	$—	$—	$—	$—
18	Interruptible Service	$—	$—	$—	$—
19	Economic As-Available Service	$—	$—	$—	$—
20	Standby and Maintenance Service	$—	$—	$—	$—
21	Street and Outdoor Lighting	$—	$—	$—	$—
22	Total	$—	$—	$—	$—

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$3,249,785.61
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$3,249,785.61

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:

	Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

	In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 21st day of November, 2019.

				ENTERGY TEXAS, INC., as Servicer
				By /s/ Kevin J. Marino
				Name: Kevin J. Marino Title: Assistant Treasurer

					Remittance Dates:
				November 25, 2019 through December 23, 2019

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY GULF STATES RECONSTRUCTION FUNDING I, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated June 29, 2007 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Gulf States Reconstruction Funding I, LLC. as Issuer, the Servicer does hereby certify as follows:

		Reconciliation Period:	June 29, 2019 through June 28, 2020
		Remittance Dates:	November 25, 2019 through December 23, 2019

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00327	per kWh	$1,290,245.89	$1,283,941.75
2	Small General Service	$0.00396	per kWh	$86,763.49	$86,638.92
3	General Service	$0.00255	per kWh	$659,053.27	$658,649.92
4	Large General Service	$0.00150	per kWh	$174,756.2	$174,731.22
5	Large Industrial Power Service	$0.09011	per kW	$104,908.44	$104,902.76
6	Interruptible Service	$0.02316	per kW	$3,500.4	$3,500.4
7	Economic As-Available Service	$0.00000	per kWh	$—	$—
8	Standby and Maintenance Service	$0.01763	per kW	$9,056.99	$9,056.99
9	Street and Outdoor Lighting	$0.01276	per kWh	$104,698.33	$103,600.25
10	Total			$2,432,983.01	$2,425,022.21

11	Results of Annual Reconciliation (if applicable):

12	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

13	Residential Service	$—	$—	$—	$—
14	Small General Service	$—	$—	$—	$—
15	General Service	$—	$—	$—	$—
16	Large General Service	$—	$—	$—	$—
17	Large Industrial Power Service	$—	$—	$—	$—
18	Interruptible Service	$—	$—	$—	$—
19	Economic As-Available Service	$—	$—	$—	$—
20	Standby and Maintenance Service	$—	$—	$—	$—
21	Street and Outdoor Lighting	$—	$—	$—	$—
22	Total	$—	$—	$—	$—

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$2,425,022.21
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$2,425,022.21

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:

	Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

	In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 18th day of December, 2019.

				ENTERGY TEXAS, INC., as Servicer
				By /s/ Kevin J. Marino
				Name: Kevin J. Marino Title: Assistant Treasurer

					Remittance Dates:
				December 24, 2019 through January 22, 2020

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY GULF STATES RECONSTRUCTION FUNDING I, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated June 29, 2007 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Gulf States Reconstruction Funding I, LLC. as Issuer, the Servicer does hereby certify as follows:

		Reconciliation Period:	June 29, 2019 through June 28, 2020
		Remittance Dates:	December 24, 2019 through January 22, 2020

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00327	per kWh	$1,355,887.68	$1,349,262.8
2	Small General Service	$0.00396	per kWh	$88,712.18	$88,584.79
3	General Service	$0.00255	per kWh	$651,693.63	$651,294.78
4	Large General Service	$0.00150	per kWh	$163,441.97	$163,418.58
5	Large Industrial Power Service	$0.09011	per kW	$105,695.67	$105,689.98
6	Interruptible Service	$0.02316	per kW	$2,862.66	$2,862.66
7	Economic As-Available Service	$0.00000	per kWh	$—	$—
8	Standby and Maintenance Service	$0.01763	per kW	$9,426.71	$9,426.71
9	Street and Outdoor Lighting	$0.01276	per kWh	$104,161.94	$103,069.52
10	Total			$2,481,882.44	$2,473,609.82

11	Results of Annual Reconciliation (if applicable):

12	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

13	Residential Service	$—	$—	$—	$—
14	Small General Service	$—	$—	$—	$—
15	General Service	$—	$—	$—	$—
16	Large General Service	$—	$—	$—	$—
17	Large Industrial Power Service	$—	$—	$—	$—
18	Interruptible Service	$—	$—	$—	$—
19	Economic As-Available Service	$—	$—	$—	$—
20	Standby and Maintenance Service	$—	$—	$—	$—
21	Street and Outdoor Lighting	$—	$—	$—	$—
22	Total	$—	$—	$—	$—

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$2,473,609.82
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$2,473,609.82

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:

	Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

	In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 22nd day of January, 2020.

				ENTERGY TEXAS, INC., as Servicer
				By /s/ Kevin J. Marino
				Name: Kevin J. Marino Title: Assistant Treasurer

					Remittance Dates:
				January 23, 2020 through February 24, 2020

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY GULF STATES RECONSTRUCTION FUNDING I, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated June 29, 2007 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Gulf States Reconstruction Funding I, LLC. as Issuer, the Servicer does hereby certify as follows:

		Reconciliation Period:	June 29, 2019 through June 28, 2020
		Remittance Dates:	January 23, 2020 through February 24, 2020

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00327	per kWh	$1,581,880.55	$1,574,151.47
2	Small General Service	$0.00396	per kWh	$93,279.96	$93,146
3	General Service	$0.00255	per kWh	$443,806.64	$443,535.02
4	Large General Service	$0.00150	per kWh	$161,772.4	$161,749.28
5	Large Industrial Power Service	$0.09011	per kW	$95,866.39	$95,861.22
6	Interruptible Service	$0.02316	per kW	$3,241.23	$3,241.23
7	Economic As-Available Service	$0.00000	per kWh	$—	$—
8	Standby and Maintenance Service	$0.01763	per kW	$7,543.57	$7,543.57
9	Street and Outdoor Lighting	$0.01276	per kWh	$95,923.55	$94,917.52
10	Total			$2,483,314.29	$2,474,145.31

11	Results of Annual Reconciliation (if applicable):

12	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

13	Residential Service	$—	$—	$—	$—
14	Small General Service	$—	$—	$—	$—
15	General Service	$—	$—	$—	$—
16	Large General Service	$—	$—	$—	$—
17	Large Industrial Power Service	$—	$—	$—	$—
18	Interruptible Service	$—	$—	$—	$—
19	Economic As-Available Service	$—	$—	$—	$—
20	Standby and Maintenance Service	$—	$—	$—	$—
21	Street and Outdoor Lighting	$—	$—	$—	$—
22	Total	$—	$—	$—	$—

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$2,474,145.31
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$2,474,145.31

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:

	Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

	In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 17th day of February, 2020.

				ENTERGY TEXAS, INC., as Servicer
				By /s/ Kevin J. Marino
				Name: Kevin J. Marino Title: Assistant Treasurer

					Remittance Dates:
				February 24, 2020 through March 23, 2020

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY GULF STATES RECONSTRUCTION FUNDING I, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated June 29, 2007 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Gulf States Reconstruction Funding I, LLC. as Issuer, the Servicer does hereby certify as follows:

		Reconciliation Period:	June 29, 2019 through June 28, 2020
		Remittance Dates:	February 24, 2020 through March 23, 2020

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00327	per kWh	$1,406,858.1	$1,399,984.18
2	Small General Service	$0.00396	per kWh	$92,341.23	$92,208.61
3	General Service	$0.00255	per kWh	$531,104.83	$530,779.77
4	Large General Service	$0.00150	per kWh	$156,129.46	$156,107.14
5	Large Industrial Power Service	$0.09011	per kW	$109,811.22	$109,805.28
6	Interruptible Service	$0.02316	per kW	$3,168.51	$3,168.51
7	Economic As-Available Service	$0.00000	per kWh	$—	$—
8	Standby and Maintenance Service	$0.01763	per kW	$7,764.27	$7,764.27
9	Street and Outdoor Lighting	$0.01276	per kWh	$97,063.28	$96,045.27
10	Total			$2,404,240.9	$2,395,863.03

11	Results of Annual Reconciliation (if applicable):

12	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

13	Residential Service	$—	$—	$—	$—
14	Small General Service	$—	$—	$—	$—
15	General Service	$—	$—	$—	$—
16	Large General Service	$—	$—	$—	$—
17	Large Industrial Power Service	$—	$—	$—	$—
18	Interruptible Service	$—	$—	$—	$—
19	Economic As-Available Service	$—	$—	$—	$—
20	Standby and Maintenance Service	$—	$—	$—	$—
21	Street and Outdoor Lighting	$—	$—	$—	$—
22	Total	$—	$—	$—	$—

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$2,395,863.03
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$2,395,863.03

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:

	Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

	In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 19th day of March, 2020.

				ENTERGY TEXAS, INC., as Servicer
				By /s/ Kevin J. Marino
				Name: Kevin J. Marino Title: Assistant Treasurer